Supplementary information on Oil and Gas Exploration and Production (unaudited) (Details) - Oil And Gas Producing Activities [Member] - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Entitiees [Member]
IfrsStatementLineItems [Line Items]
Unproved oil and gas properties	$ 3,084	$ 3,825	$ 4,282
Proved oil and gas properties	75,372	82,639	83,235
Support Equipment	95,800	104,043	70,468
Gross Capitalized costs	174,256	190,507	157,986
Depreciation, depletion and amortization	(58,756)	(63,815)	(53,606)
Net capitalized costs	115,500	126,692	104,380
Consolidated Entitiees [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Unproved oil and gas properties	2,924	3,764	4,227
Proved oil and gas properties	75,088	82,396	83,030
Support Equipment	95,073	103,284	69,735
Gross Capitalized costs	173,085	189,444	156,993
Depreciation, depletion and amortization	(57,940)	(63,003)	(52,836)
Net capitalized costs	115,145	126,441	104,156
Consolidated Entitiees [Member] | Country South America [Member]
IfrsStatementLineItems [Line Items]
Unproved oil and gas properties	160	61	55
Proved oil and gas properties	284	243	205
Support Equipment	726	758	732
Gross Capitalized costs	1,170	1,062	992
Depreciation, depletion and amortization	(815)	(811)	(769)
Net capitalized costs	355	251	223
Consolidated Entitiees [Member] | Foreign Countries [Member]
IfrsStatementLineItems [Line Items]
Unproved oil and gas properties	160	61	55
Proved oil and gas properties	284	243	205
Support Equipment	727	759	733
Gross Capitalized costs	1,171	1,063	993
Depreciation, depletion and amortization	(816)	(812)	(770)
Net capitalized costs	355	251	223
Consolidated Entitiees [Member] | Other Countries [Member]
IfrsStatementLineItems [Line Items]
Support Equipment	1	1	1
Gross Capitalized costs	1	1	1
Depreciation, depletion and amortization	(1)	(1)	(1)
Equity Method Investeee [Member]
IfrsStatementLineItems [Line Items]
Proved oil and gas properties	651	607	762
Gross Capitalized costs	651	607	762
Depreciation, depletion and amortization	(330)	(289)	(224)
Net capitalized costs	$ 321	$ 318	$ 538